Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 3,924	$ 5,017	$ 4,311	$ 5,384
Restricted cash	743	837
Trade receivables	560	623
Financing receivables	18,474	18,662	18,820
Inventories, net	6,470	5,609
Property, plant and equipment, net	6,484	6,397
Investments in unconsolidated subsidiaries and affiliates	488	487
Equipment under operating leases	1,897	1,907
Goodwill	2,452	2,449
Other intangible assets, net	779	787
Deferred tax assets	989	937
Derivative assets	70	95
Other assets	1,705	1,740
Total Assets	45,035	45,547
LIABILITIES AND EQUITY
Debt	24,500	25,276
Trade payables	5,469	5,185
Deferred tax liabilities	99	84
Pension, postretirement and other postemployment benefits	2,293	2,276
Derivative liabilities	207	249
Other liabilities	7,898	8,005
Total Liabilities	40,466	41,075
Equity	4,547	4,451	4,362	4,843
Redeemable noncontrolling interest	22	21
Total Liabilities and Equity	45,035	45,547
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,557	4,649	3,606	4,551
Trade receivables	530	596
Financing receivables	1,794	1,592
Inventories, net	6,266	5,396
Property, plant and equipment, net	6,481	6,395
Investments in unconsolidated subsidiaries and affiliates	2,895	2,886
Equipment under operating leases	20	17
Goodwill	2,298	2,296
Other intangible assets, net	766	772
Deferred tax assets	1,101	1,060
Derivative assets	68	98
Other assets	1,646	1,505
Total Assets	27,422	27,262
LIABILITIES AND EQUITY
Debt	7,393	7,691
Trade payables	5,374	5,042
Deferred tax liabilities	103	84
Pension, postretirement and other postemployment benefits	2,267	2,256
Derivative liabilities	197	239
Other liabilities	7,519	7,478
Total Liabilities	22,853	22,790
Equity	4,547	4,451
Redeemable noncontrolling interest	22	21
Total Liabilities and Equity	27,422	27,262
Financial Services [Member]
ASSETS
Cash and cash equivalents	367	368	$ 705	$ 833
Restricted cash	743	837
Trade receivables	55	58
Financing receivables	19,276	19,546
Inventories, net	204	213
Property, plant and equipment, net	3	2
Investments in unconsolidated subsidiaries and affiliates	162	153
Equipment under operating leases	1,877	1,890
Goodwill	154	153
Other intangible assets, net	13	15
Deferred tax assets	198	188
Derivative assets	8	8
Other assets	346	382
Total Assets	23,406	23,813
LIABILITIES AND EQUITY
Debt	19,711	20,061
Trade payables	120	180
Deferred tax liabilities	306	310
Pension, postretirement and other postemployment benefits	26	20
Derivative liabilities	16	21
Other liabilities	658	669
Total Liabilities	20,837	21,261
Equity	2,569	2,552
Total Liabilities and Equity	$ 23,406	$ 23,813